Intangible Assets, Net	12 Months Ended
Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets, Net
10. Intangible Assets, Net
Intangible assets, net consisted of the following:

	As of December 31, 2022				As of December 31, 2023
	Gross Carrying Amount	Accumulated Amortization	Impairment Amount (iv)	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Impairment Amount (iv)	Net Carrying Amount

Finite-lived intangible assets
VPT (i)	—	—	—	—	2,586,911	(43,115)	—	2,543,796
Robotics platform technology (ii)	—	—	—	—	777,711	(19,443)	—	758,268
Software	389,409	(120,766)	(26,418)	242,225	542,335	(287,943)	(35,130)	219,262
License of maintenance and overhauls	2,290	(2,290)	—	—	2,290	(2,290)	—	—
Others (iii)	—	—	—	—	12,033	(417)	—	11,616

Total finite-lived intangible assets	391,699	(123,056)	(26,418)	242,225	3,921,280	(353,208)	(35,130)	3,532,942

Indefinite-lived intangible assets
VMTUD (i)	—	—	—	—	609,170	—	—	609,170
Manufacturing license	494,000	—	—	494,000	494,000	—	—	494,000
Surveying and mapping qualification	250,000	—	—	250,000	250,000	—	—	250,000
Others (iii)	56,747	—	—	56,747	62,880	—	—	62,880

Total indefinite-lived intangible assets	800,747	—	—	800,747	1,416,050	—	—	1,416,050

Total intangible assets	1,192,446	(123,056)	(26,418)	1,042,972	5,337,330	(353,208)	(35,130)	4,948,992

The Group recorded amortization expense of RMB25,875, RMB65,714 and RMB230,501 for the years ended December 31, 2021, 2022 and 2023, respectively.

Total future amortization expenses for finite-lived intangible assets were estimated as follows:

Within 1 year	478,432
Between 1 and 2 years	387,426
Between 2 and 3 years	358,742
Between 3 and 4 years	345,978
Between 4 and 5 years	340,744
Thereafter	1,621,620

Total	3,532,942

(i)
The useful life of VPT acquired in the business combination of Xiaoju Group (Note 5) is assessed to be 10 years
. The VMTUD acquired through business combination is considered indefinite-lived until the completion of the associated research and development efforts and a determination related to commercial feasibility. At such time, the Group will determine the related useful life and method of amortization. Research and development expenditures that are incurred after the acquisition, including those for completing the research and development activities, are expensed as incurred
. No impairment was recognized for these assets as of December 31, 2023.

(ii)
Dogotix Inc. (“Dogotix”) is primarily engaged in research and development of robots with human-robot interaction functions since 2021. On September 29, 2023, the Group entered into share purchase agreements to acquire 74.82% of the equity interest

of Dogotix for a cash consideration of US$98.96 million (
approximated to

RMB710 million). Upon completion of the acquisition on October 9, 2023, Dogotix became a wholly-owned subsidiary of the Group. The fair value of the 25.18% equity interest in Dogotix previously held by the Group amounted to RMB205 million at the acquisition date. The total consideration amounted to RMB915 million. Substantially all of the fair value of the gross assets (excluding cash and cash equivalents, deferred tax assets, and consideration transferred in excess resulting from the effects of deferred tax liabilities) acquired was concentrated in the robotics platform technology. The acquisition was determined to be an asset acquisition for accounting purposes. The Group accounted for the acquisition of the robotics platform technology as an intangible asset with a total cost of RMB778 million. The useful life of this asset is assessed as 10 years. No impairment was recognized for the asset as of
December
 31
,

2023.

(iii)
As of December 31, 2023, other finite-lived intangible assets included trademarks, domain names and patents amounting to RMB2,626, RMB2,554 and RMB6,436, respectively. As of December 31, 2022, other indefinite-lived intangible assets included license plate amounting to RMB34,747 and insurance agency qualification amounting to RMB22,000. As of December 31, 2023, other indefinite-lived intangible assets included license plate amounting to RMB40,880 and insurance agency qualification amounting to RMB22,000.

(iv)	Impairment losse s of RMB26,418 and RMB8,712 were recognized for the years ended December 31, 2022 and 2023 , respectively, primarily due to the phase out of certain software.